Note 6 - Income Taxes (Details) - Deferred Income Tax Assets and Liabilities (USD $)	Jan. 31, 2013	Jan. 31, 2012
Deferred income tax assets
Federal loss carryforwards	$ 1,002,407	$ 824,272
Foreign loss carryforwards	477,224	471,928
Mineral properties	55,134	40,997
	1,534,765	1,337,197
Valuation allowance	(1,534,765)	(1,337,197)
	$ 0	$ 0